Government Grants (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Government Grants [Line Items]
Received	$ 3,698	$ 3,698
Less accumulated amortization	(2,710)	(2,497)
Foreign exchange translation adjustment	238	398
Total government grants	1,226	1,599
Less current portion	(110)	(240)
Non-current government grants	$ 1,116	$ 1,359